UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23045

Lyons Funds
(Exact name of registrant as specified in charter)

807 W. Morse Blvd., Suite 105
Winter Park, FL 32789
(Address of principal executive offices) (Zip code)

With a copy to:
CT Corporation	David D. Jones
1209 N. Orange Street	Copeland & Covert
Wilmington, DE 19801	631 Palm Springs Drive, Suite 115
(Name and address of agent for service)	Altamonte Springs, FL 32701
(281) 702-2137

Registrant's telephone number, including area code: (407) 951-8710

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

FORM N-Q

Item 1. Schedule of Investments.

Lyons Small Cap Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.0%
	AIRLINES – 2.4%
1,864	Hawaiian Holdings, Inc.*	$87,571

	AUTO MANUFACTURERS – 2.1%
5,321	Wabash National Corp.*	74,228

	AUTO PARTS & EQUIPMENT – 5.7%
3,664	American Axle & Manufacturing Holdings, Inc.*	62,801
1,893	Cooper Tire & Rubber Co.	64,343
1,726	Standard Motor Products, Inc.	77,342
		204,486
	CHEMICALS – 2.1%
1,268	Innospec, Inc.	75,167

	COMMERCIAL SERVICES – 11.9%
1,416	Capella Education Co.	83,431
1,169	Deluxe Corp.	79,691
900	Insperity, Inc.	58,995
3,280	Kforce, Inc.	63,468
2,193	Medifast, Inc.	80,636
1,260	Strayer Education, Inc.*	61,337
		427,558
	COMPUTERS – 3.4%
1,146	MTS Systems Corp.	57,013
1,422	Syntel, Inc.*	65,654
		122,667
	ELECTRICAL COMPONENTS & EQUIPMENT – 1.1%
890	Advanced Energy Industries, Inc.*	39,116

	ELECTRONICS – 5.2%
2,762	Allied Motion Technologies, Inc.	62,228
2,047	Methode Electronics, Inc.	75,023
6,738	ZAGG, Inc.*	48,985
		186,236
	ENERGY-ALTERNATE SOURCES – 2.6%
1,170	REX American Resources Corp.*	94,115

	FOOD – 1.6%
1,227	Cal-Maine Foods, Inc.	56,368

	HEALTHCARE-PRODUCTS – 2.6%
3,320	SurModics, Inc.*	94,520

	HEALTHCARE-SERVICES – 5.6%
440	Chemed Corp.	59,369
1,558	Surgical Care Affiliates, Inc.*	64,268

Lyons Small Cap Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	HEALTHCARE-SERVICES (continued)
1,220	U.S. Physical Therapy, Inc.	$76,921
		200,558
	INTERNET – 3.6%
7,315	DHI Group, Inc.*	56,618
4,053	VASCO Data Security International, Inc.*	73,886
		130,504
	LEISURE TIME – 2.0%
3,131	Nautilus, Inc.*	72,921

	METAL FABRICATE/HARDWARE – 2.3%
2,976	Global Brass & Copper Holdings, Inc.	83,536

	MISCELLANEOUS MANUFACTURING – 4.5%
2,442	Smith & Wesson Holding Corp.*	68,742
895	Sturm Ruger & Co., Inc.	54,855
678	Trinseo SA	39,229
		162,826
	OIL & GAS – 1.3%
1,862	Western Refining, Inc.	46,848

	PHARMACEUTICALS – 12.1%
1,625	Anika Therapeutics, Inc.*	76,765
1,712	BioSpecifics Technologies Corp.*	62,642
3,934	Insys Therapeutics, Inc.*	56,138
1,748	Lannett Co., Inc.*	59,187
2,589	Omega Protein Corp.*	65,269
4,697	SciClone Pharmaceuticals, Inc.*	47,299
513	USANA Health Sciences, Inc.*	70,148
		437,448
	REAL ESTATE – 1.8%
2,484	Marcus & Millichap, Inc.*	64,708

	RETAIL – 7.2%
453	Children's Place, Inc.	36,874
6,607	Denny's Corp.*	69,043
1,524	Express, Inc.*	18,029
2,029	Hibbett Sports, Inc.*	77,853
3,891	Ruth's Hospitality Group, Inc.	58,209
		260,008
	SEMICONDUCTORS – 4.8%
1,394	Ambarella, Inc.*	100,424
2,184	Tessera Technologies, Inc.	73,251
		173,675
	SOFTWARE – 3.8%
373	MicroStrategy, Inc.*	62,213

Lyons Small Cap Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	SOFTWARE (continued)
719	SYNNEX Corp.	$76,336
		138,549
	TELECOMMUNICATIONS – 4.5%
2,765	NeuStar, Inc.*	70,259
1,791	Ubiquiti Networks, Inc.*	92,057
		162,316
	TRANSPORTATION – 1.7%
1,543	Matson, Inc.	59,544

	TRUCKING & LEASING – 2.1%
2,183	Greenbrier Cos., Inc.	73,982

	TOTAL COMMON STOCKS (Cost $3,265,052)	3,529,455

	SHORT-TERM INVESTMENTS – 2.0%
71,490	Federated Institutional Prime Obligations Fund, 0.32% [a]	71,490

	SHORT-TERM INVESTMENTS (Cost $71,490)	71,490

	TOTAL INVESTMENTS – 100.0% (Cost $3,336,542)	3,600,945
	Other assets less liabilities – 0.0%	15

	TOTAL NET ASSETS – 100.0%	$3,600,960

*	Non-income producing security.
[a]	Variable rate security, the rate shown represents the yield as of period end.

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (Unaudited)

1. Organization

Lyons Funds (the "Trust") was organized as a Delaware statutory trust on February 19, 2014 and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is managed by Lyons Wealth Management, LLC (the “Adviser”). The Trust currently offers shares of one portfolio, Lyons Small Cap Fund (the "Fund"). The Fund is classified as non-diversified for purposes of the 1940 act. The business and operations of the Fund are managed and overseen by the Board of Trustees (the “Board”).

Class No-Load shares and C shares were funded on December 7, 2015 and became operational with inception date December 31, 2015. Class I shares have been approved by the board, but have not commenced operations. The offering of the Fund's shares (the "Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The investment objective of the Fund is to provide investors long-term capital appreciation.

2. Significant Accounting Policies

The Fund is an investment company; as such the Fund has applied the guidance set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements.

(a) Use of Estimates - The Fund’s policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(b) Investment Valuations – The Fund’s share price is based on its net asset value (the “NAV”), which includes, and is affected by, the securities held by the Fund. The Fund’s securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the value of its portfolio, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

FASB ASC Topic 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

•
Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•	Level 3 – significant unobservable inputs, including management's own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s assets as of August 31, 2016:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks	$3,529,455	$		$-	$3,529,455
Short Term Investments	71,490		-	-	71,490
Total	$3,600,945		$-	$-	$3,600,945

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC Topic 820. The modifications eliminate the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements. As of August 31, 2016, there were no investments made by the Fund that were excluded from the fair value hierarchy.

3. Federal Income Tax Information

At August 31, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$3,336,542
Gross Unrealized Appreciation	$404,687
Gross Unrealized Depreciation	(140,284)
Net Unrealized Appreciation	$264,403

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lyons Funds

By:	/s/ Alexander Read
Alexander Read
Principal Executive Officer

Date:	10/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander Read
Alexander Read
Principal Executive Officer

Date:	10/28/2016

By:	/s/ Kerry A. Merrigan
Kerry A. Merrigan
Principal Financial Officer

Date:	10/28/2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)